Schedule of Ranges of Stock options (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding | shares	1,765,108
Weighted-Average Remaining Contractual Life (years)	4 years 5 months 4 days
Weighted-Average Exercise Price	$ 6.83
Number of Options Exercisable | shares	1,765,108
Weighted-Average Remaining Contractual Life (years)	4 years 5 months 4 days
Weighted-Average Exercise Price, Options Exercisable	$ 6.83
Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices, Lower Range	0.26
Range of Exercise Prices, Upper Range	$ 1.00
Number of Options Outstanding | shares	500,000
Weighted-Average Remaining Contractual Life (years)	6 years 11 months 12 days
Weighted-Average Exercise Price	$ 0.26
Number of Options Exercisable | shares	500,000
Weighted-Average Remaining Contractual Life (years)	6 years 11 months 12 days
Weighted-Average Exercise Price, Options Exercisable	$ 0.26
Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices, Lower Range	1.01
Range of Exercise Prices, Upper Range	$ 2.00
Number of Options Outstanding | shares	472,617
Weighted-Average Remaining Contractual Life (years)	4 years 11 months 15 days
Weighted-Average Exercise Price	$ 1.75
Number of Options Exercisable | shares	472,617
Weighted-Average Remaining Contractual Life (years)	4 years 11 months 15 days
Weighted-Average Exercise Price, Options Exercisable	$ 1.75
Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices, Lower Range	2.01
Range of Exercise Prices, Upper Range	$ 3.00
Number of Options Outstanding | shares	161,388
Weighted-Average Remaining Contractual Life (years)	3 years 11 months 15 days
Weighted-Average Exercise Price	$ 2.58
Number of Options Exercisable | shares	161,388
Weighted-Average Remaining Contractual Life (years)	3 years 11 months 15 days
Weighted-Average Exercise Price, Options Exercisable	$ 2.58
Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices, Lower Range	3.01
Range of Exercise Prices, Upper Range	$ 41.46
Number of Options Outstanding | shares	631,103
Weighted-Average Remaining Contractual Life (years)	2 years 1 month 28 days
Weighted-Average Exercise Price	$ 16.93
Number of Options Exercisable | shares	631,103
Weighted-Average Remaining Contractual Life (years)	2 years 1 month 28 days
Weighted-Average Exercise Price, Options Exercisable	$ 16.93